Schedule of Reportable Operating Segments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 726	$ 31	$ 1,931	$ 88	$ 131	$ 142
Operating loss (income)	(1,975)		(5,732)
Assets	8,191		8,191		$ 12,558	$ 3,566
Fashion And Equipment E Commerce Platform [Member]
Segment Reporting Information [Line Items]
Revenue	685		1,797
Operating loss (income)	(286)		(215)
Assets	1,697		1,697
Saas Solutions [Member]
Segment Reporting Information [Line Items]
Revenue	41		134
Operating loss (income)	(1,689)		(5,517)
Assets	$ 6,494		$ 6,494